Expense Example - BlackRock U.S. Mortgage Portfolio	Aug. 28, 2020 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 491
Expense Example, with Redemption, 3 Years	728
Expense Example, with Redemption, 5 Years	983
Expense Example, with Redemption, 10 Years	1,713
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	271
Expense Example, with Redemption, 3 Years	574
Expense Example, with Redemption, 5 Years	1,002
Expense Example, with Redemption, 10 Years	2,195
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	437
Expense Example, with Redemption, 10 Years	$ 990